Prepayment and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepayment and Other Current Assets [Abstract]
Schedule of Prepayment and Other Current Assets

Prepayment and other current assets consisted of the following:

	As of December 31,
	2025	2024
Advances to suppliers	$1,017,412	$339,166
Advances to third parties(i)	1,445,126	1,514,541
Deposit	60,659	63,739
Advance to staff	93,650	4,087
Interest receivable(ii)	31,692	-
Less: allowance for credit loss	(25,703)	(28,245)
	$2,622,836	$1,893,288
(i)

On February 1, 2024 and April 1, 2024, Hunter entered into imprest agreements with two business partners, respectively, pursuant to which Hunter has an obligation to provide imprest to enable the relevant business partners to carry out business activities in cooperation with Hunter. On June 30, 2024, Multiple entered into an imprest agreement with one of its business partners, pursuant to which Multiple has an obligation to provide imprest to enable the relevant business partner to carry out business activities in cooperation with Multiple.

For the year ended December 31, 2025, Hunter and Multiple provided a total amount of $2,706,042 in imprest to the business partners, and a total amount of $2,674,268 was repaid by the business partners. For the year ended December 31, 2024, Hunter and Multiple provided a total amount of $2,519,311 in imprest to the business partners, and a total amount of USD2,217,294 was repaid by the business partners.

(ii)	Interest receivable consists entirely of accrued interest on the held-to-maturity debt securities purchased in October 2025 (further information disclosed in Note 6. HELD-TO-MATURITY INVESTMENTS), which bear interest at a stated annual rate of 6% (simple interest).